Shareholders equity - Other reserves (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of classes of share capital [line items]
Equity at beginning of period	R$ 43,952,173	R$ 32,415,575
Exchange rate variations on conversion of financial information of the subsidiaries abroad (2)	(103,396)	(113,060)
Equity at end of period	48,182,731	38,535,646
Accumulated other comprehensive income
Disclosure of classes of share capital [line items]
Equity at beginning of period	888,669	1,348,796
Equity at end of period	R$ 774,430	R$ 1,133,200